Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2016	Mar. 31, 2015
Common stock, no par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, Issued	2,096,394,470	2,273,394,470
Treasury stock, shares	255,269	156,195,212